LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
BIRD repayment			$ 50
Repayment [Member]
Disclosure of transactions between related parties [line items]
BIRD repayment	$ 546
IIA [Member]
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay		3% of revenues derived from research and development projects.
Aggregate grant received including accrued interest		$ 6,808
Aggregate grant paid		$ 3,399
Percentage of grant received		100.00%
BIRD [Member]
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay		5% of revenues derived from research and development projects.
Aggregate grant received linked to the US CPI		$ 996
Percentage of grant received		150.00%